Decommissioning and Other Provisions - Current and Non-Current Portion of Decommissioning and Other Provisions (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Current portion	$ 83	$ 35
Non-current portion	850	654
Total decommissioning and other provisions	$ 933	$ 689	$ 729